Leases - Schedule of Maturity Lease Liabilities (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturity Lease Liabilities [Abstract]
Total lease payments	€ 38,366
Less: financing cost	(1,744)
Lease liabilities	36,622	€ 36,325
2025 (excluding 6 months ended June 30, 2025) [Member]
Schedule of Maturity Lease Liabilities [Abstract]
Total lease payments	11,080
2026 [Member]
Schedule of Maturity Lease Liabilities [Abstract]
Total lease payments	16,923
2027 [Member]
Schedule of Maturity Lease Liabilities [Abstract]
Total lease payments	7,887
2028 [Member]
Schedule of Maturity Lease Liabilities [Abstract]
Total lease payments	€ 2,476